Balance Sheets (USD $)	Mar. 31, 2012		Dec. 31, 2011
Assets:
Cash	$ 3,391		$ 191
Merchandise inventory	7,384		7,384
Total Assets	10,775		7,575
Accounts payable:
Related party	5,062		4,938
Other	29,406		23,349
Notes payable, related parties	66,948		60,948
Accrued interest payable, related parties	27,771		24,351
Total liabilities	129,187		113,586
Shareholders' Equity (Deficit)
Preferred stock	0	[1]	0	[1]
Common stock	13,329	[2]	13,329
Additional paid-in capital	248,076		233,765
Equity (Deficit) accumulated during the development stage	(379,817)		(353,105)
Total shareholders' Equity (Deficit)	(118,412)		(106,011)
Total Liabilities and Shareholders Equity (Deficit)	$ 10,775		$ 7,575

[1]	no par value; 1,000,000 shares authorized, 0 shares issued and outstanding
[2]	no par value; 50,000,000 shares authorized, 12,012,600 shares issued and outstanding